STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the six months ended June 30, 2023 and June 30, 2022:

Date Declared	Amount (per share)

(U.S. Dollars)
5/17/2023	$0.08
3/6/2023	$0.08
5/24/2022	$0.08
3/14/2022	$0.08
The following table summarizes total dividends declared for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Dividends	$(7,687)	$(7,623)	$(15,377)	$(15,230)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and six months ended June 30, 2023 and June 30, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	3,432	—	9,604	13,036
Amounts reclassified from accumulated other comprehensive loss	(4,223)	—	—	(4,223)
Tax reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	34,035	(36,938)	(98,008)	(100,911)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	(1,237)	—	960	(277)
Amounts reclassified from accumulated other comprehensive loss	(4,148)	—	—	(4,148)
Tax reclassified from accumulated other comprehensive loss	7,723	—	—	7,723
Net other comprehensive income attributable to Dole plc	2,338	—	960	3,298
Balance as of June 30, 2023	$36,373	$(36,938)	$(97,048)	$(97,613)

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	25,801	—	(5,686)	20,115
Amounts reclassified from accumulated other comprehensive loss	(373)	—	5,445	5,072
Tax reclassified from accumulated other comprehensive loss	(230)	—	—	(230)
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	33,829	(59,822)	(74,969)	(100,962)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	12,574	—	(38,882)	(26,308)
Amounts reclassified from accumulated other comprehensive loss	(5,798)	—	—	(5,798)
Tax reclassified from accumulated other comprehensive loss	2,369	—	—	2,369
Net other comprehensive income (loss) attributable to Dole plc	9,145	—	(38,882)	(29,737)
Balance as of June 30, 2022	$42,974	$(59,822)	$(113,851)	$(130,699)